CEMETERY PROPERTY - Schedule of Cemetery Property (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Cemetery land	$ 255,624	$ 255,708
Mausoleum crypts and lawn crypts	72,988	75,133
Cemetery property	$ 328,612	$ 330,841	$ 333,404